Provisions (Tables)	9 Months Ended
Mar. 31, 2023
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Restructuring Provision

	Restructuring	Loan Loss Provision	Other	Total
	$	$	$
Balance, June 30, 2021	—	78	—	78
Remeasurement	2,752	3,535	800	7,087
Settlements	(1,755)	—	—	(1,755)
Balance, June 30, 2022	997	3,613	800	5,410
Remeasurement	513	832	8	1,353
Settlements	(1,510)	—	(800)	(2,310)
Balance, March 31, 2023	—	4,445	8	4,453